Deferred Revenue (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred revenue
Deferred revenue from related parties	$ 17,626,688	$ 5,419,758
Deferred revenue - current from related parties	12,897,658	5,287,903
Deferred revenue - non-current from related parties	4,729,030	131,855
Deferred revenue from third parties	9,504,659	$ 3,815,888
Deferred revenue from third parties-Current	8,956,195
Deferred revenue from third parties-Non current	$ 548,464